Financial debt - Derivatives (Details)					12 Months Ended
	Jan. 10, 2024 shares	Jan. 04, 2024 EUR (€) € / shares shares	Nov. 28, 2022 EUR (€) € / shares shares D	Jul. 01, 2022 € / shares shares	Dec. 31, 2024 EUR (€) € / shares D shares	Dec. 31, 2023 EUR (€) € / shares shares
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 0.01
Finance contract with EIB
Disclosure of detailed information about borrowings [line items]
Percentage of share capital held if all warrants exercised					11.81%
EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant			€ 0.01
Number of equity instruments granted | shares			2,266,023
Exercise price (in euros)			€ 4.02
Number of BSA outstanding | shares			2,266,023		2,266,023	2,266,023
Stock price			4.13		2.18	4.1
Maturity (months)			12 years		9 years 10 months 24 days	10 years 10 months 24 days
Volatility			68.00%		58.30%	62.00%
Cap of the put option (k€)			25		25	25
Fair Value (k€) | €			€ 9,469,000		€ 11,987,000	€ 10,266,000
Unit fair value | €			4.18		5.29	4.53
Number of shares per instrument | shares			1		2.7	1.2
EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant		€ 0.01
Maturity term of warrants		12 years
Exercise price of warrant		€ 3.95
Number of warrants issued | shares	3,144,654	3,144,654
Number of equity instruments granted		3,144,654
Exercise price (in euros)		€ 3.95
Number of BSA outstanding | shares		3,144,654			3,144,654
Stock price		4.12			2.18
Maturity (months)		12 years			11 years
Volatility		62.00%			58.30%
Cap of the put option (k€)		25			25
Fair Value (k€) | €		€ 11,809,000			€ 12,328,000
Unit fair value | €		3.76			3.92
Subscription price per warrant		€ 0.01
Number of shares per instrument | shares		1			2.13
T2 BSA Prefunded Warrants
Disclosure of detailed information about borrowings [line items]
Subscription price of warrants					€ 0.01
Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Term over which volume weighted average price per share to determine number of warrants to be issued				180 days
Maturity term of warrants				12 years
Percentage of company's share capital outstanding, issued as warrants			5.40%			5.20%
Exercise price of warrant			€ 4.0152
Number of warrants issued | shares			2,266,023		2,266,023
Transaction costs on issue of warrants | €			€ 56,000
Subscription price per warrant				€ 0.01
Number of shares per instrument | shares				1
Warrant agreement with the European Investment Bank | Finance contract with EIB
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption					1.00%
Impact of a 5% change | €					€ 100,000
Warrant agreement with the European Investment Bank | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument | shares					2.7
Warrant agreement with the European Investment Bank | EIB Tranche A 2022 | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant					€ 4.0152	€ 4.0152
Number of shares per instrument | shares					2.7	1.2
Warrant agreement with the European Investment Bank | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument | shares					2.13
Warrant agreement with the European Investment Bank | EIB Tranche B 2024 | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant					€ 3.95
Number of shares per instrument | shares					2.13
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant				€ 0.01
Threshold trading days of warrants | D			90		90
Warrant agreement with the European Investment Bank | Derivatives | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant			€ 4.0152
Number of warrants issued | shares			2,266,023
Maximum potential gross proceeds from exercise of warrants | €		€ 12,400,000	€ 9,100,000
Transaction costs on issue of warrants | €			€ 56,000
Warrant agreement with the European Investment Bank | Derivatives | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant		€ 3.95
Number of warrants issued | shares		3,144,654
Transaction costs on issue of warrants | €		€ 89,000